Schedule of Investments (unaudited)	iShares® MSCI India Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Bharat Dynamics Ltd.	239,149	$4,469,140
Data Patterns India Ltd.(a)	65,163	2,316,071
Garden Reach Shipbuilders & Engineers Ltd.	74,725	1,227,780
		8,012,991
Air Freight & Logistics — 1.0%
Allcargo Logistics Ltd.(a)	742,569	597,052
Blue Dart Express Ltd.	15,525	1,341,057
Delhivery Ltd.(a)	1,050,874	4,852,575
Gateway Distriparks Ltd.	943,844	1,111,937
Mahindra Logistics Ltd.(b)	83,925	435,516
TCI Express Ltd.	20,105	254,608
Transport Corp. of India Ltd.	63,076	634,297
		9,227,042
Automobile Components — 5.1%
Apollo Tyres Ltd.	828,585	4,613,734
Asahi India Glass Ltd.	191,641	1,352,920
Banco Products India Ltd.	56,261	401,282
Ceat Ltd.	52,638	1,488,368
CIE Automotive India Ltd.	347,524	2,221,991
Dynamatic Technologies Ltd.	7,903	737,561
Endurance Technologies Ltd.(b)	73,679	1,959,405
Exide Industries Ltd.	1,107,477	6,479,302
Gabriel India Ltd.	171,732	734,999
JBM Auto Ltd.	61,900	1,557,286
JK Tyre & Industries Ltd.	273,552	1,329,488
Minda Corp. Ltd.	205,512	1,048,985
Motherson Sumi Wiring India Ltd.	4,622,954	3,748,515
Pricol Ltd.(a)	183,476	963,599
Sansera Engineering Ltd.(b)	79,532	1,000,592
Sundaram Finance Holdings Ltd.	209,964	699,660
Sundram Fasteners Ltd.	275,034	3,925,978
Suprajit Engineering Ltd.	181,798	966,528
TVS Holdings Ltd.	13,173	1,821,035
UNO Minda Ltd.	525,854	5,357,211
Varroc Engineering Ltd.(a)(b)	99,569	666,118
ZF Commercial Vehicle Control Systems India Ltd.	12,420	2,590,633
		45,665,190
Banks — 2.8%
City Union Bank Ltd.	949,948	1,630,414
DCB Bank Ltd.	410,198	630,673
Equitas Small Finance Bank Ltd.(b)	1,445,128	1,604,611
Federal Bank Ltd.	4,692,972	9,133,169
Jammu & Kashmir Bank Ltd. (The)	1,132,235	1,788,016
Karnataka Bank Ltd. (The)	473,730	1,216,656
Karur Vysya Bank Ltd. (The)	1,031,158	2,435,622
RBL Bank Ltd.(b)	1,162,118	3,428,212
South Indian Bank Ltd. (The)	3,349,861	1,082,685
Tamilnad Mercantile Bank Ltd., NVS	202,598	1,106,940
Ujjivan Small Finance Bank Ltd.(b)	2,492,072	1,488,306
		25,545,304
Beverages — 0.6%
Radico Khaitan Ltd.	192,366	3,637,850
Sula Vineyards Ltd., NVS	138,019	863,165
Tilaknagar Industries Ltd.	254,536	701,930
		5,202,945
Biotechnology — 0.5%
Biocon Ltd.	1,088,192	4,035,793

Security	Shares	Value

Broadline Retail — 0.3%
RattanIndia Enterprises Ltd.(a)	909,722	$796,002
Shoppers Stop Ltd.(a)	100,890	882,913
V-Mart Retail Ltd.(a)	25,944	652,041
		2,330,956
Building Products — 1.6%
Blue Star Ltd.	349,053	6,608,508
Cera Sanitaryware Ltd.	15,386	1,292,965
Electrosteel Castings Ltd.	777,413	1,503,179
Greenlam Industries Ltd.	72,966	497,564
Kajaria Ceramics Ltd.	228,718	3,304,198
Prince Pipes and Fittings Ltd.(a)	117,045	855,509
		14,061,923
Capital Markets — 5.4%
360 ONE WAM Ltd.	329,202	3,060,988
Aditya Birla Sun Life Asset Management Co. Ltd.	131,222	821,481
Anand Rathi Wealth Ltd.	43,606	2,196,907
Angel One Ltd.	116,769	3,463,325
BSE Ltd.	172,898	5,603,247
Central Depository Services India Ltd.	133,536	3,340,686
Choice International Ltd.(a)	116,133	495,787
CRISIL Ltd.	47,828	2,352,126
Edelweiss Financial Services Ltd.	1,366,687	1,179,707
ICICI Securities Ltd.(b)	213,671	1,829,628
ICRA Ltd.	11,578	779,620
IDFC Ltd.(a)	3,128,342	4,255,621
IIFL Securities Ltd.	284,462	661,157
Indian Energy Exchange Ltd.(b)	1,142,103	2,097,991
JM Financial Ltd.	1,001,816	946,420
Kfin Technologies Ltd.(a)	177,024	1,482,513
Maharashtra Scooters Ltd.	7,347	682,835
Motilal Oswal Financial Services Ltd.	97,274	2,589,971
Multi Commodity Exchange of India Ltd.	64,518	2,811,688
Nippon Life India Asset Management Ltd.(b)	329,793	2,366,236
Nuvama Wealth Management Ltd., NVS(a)	18,517	1,077,228
Prudent Corporate Advisory Services Ltd., NVS	26,885	533,103
Share India Securities Ltd.	28,610	520,073
Tata Investment Corp. Ltd.	33,013	2,538,755
UTI Asset Management Co. Ltd.	115,680	1,259,071
		48,946,164
Chemicals — 8.2%
Aarti Industries Ltd.	473,346	3,477,647
Advanced Enzyme Technologies Ltd.	151,600	659,587
Akzo Nobel India Ltd.	23,559	724,126
Alkyl Amines Chemicals	40,873	929,182
Anupam Rasayan India Ltd.	57,666	526,876
Archean Chemical Industries Ltd., NVS	144,233	1,075,168
Atul Ltd.	34,708	2,338,557
Balaji Amines Ltd.	28,073	705,813
BASF India Ltd.	28,198	1,441,597
Bayer CropScience Ltd.	35,499	2,138,605
Carborundum Universal Ltd.	297,694	5,693,602
Castrol India Ltd.	1,021,502	2,394,885
Chambal Fertilisers and Chemicals Ltd.	419,404	1,958,758
Chemplast Sanmar Ltd.(a)	189,973	1,071,826
Clean Science & Technology Ltd.	54,105	847,913
Coromandel International Ltd.	306,792	4,808,890
Deepak Fertilisers & Petrochemicals Corp. Ltd.	181,814	1,236,193
Deepak Nitrite Ltd.	159,957	4,202,491
Dhanuka Agritech Ltd.	36,150	552,280
EID Parry India Ltd.	220,906	1,769,582
Epigral Ltd.	32,816	480,998

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Fine Organic Industries Ltd.	20,812	$1,107,523
Fineotex Chemical Ltd.	90,374	383,731
Finolex Industries Ltd.	647,462	2,421,167
Galaxy Surfactants Ltd.	28,000	822,309
GHCL Ltd.	160,019	968,365
Gujarat Alkalies & Chemicals Ltd.	48,423	442,641
Gujarat Fluorochemicals Ltd.	71,831	2,619,139
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	212,013	1,610,777
Gujarat State Fertilizers & Chemicals Ltd.	571,697	1,446,392
Himadri Speciality Chemical Ltd.	451,093	1,799,049
Indigo Paints Ltd.	30,273	486,094
Jubilant Ingrevia Ltd.	185,862	1,116,628
Kansai Nerolac Paints Ltd.	529,796	1,714,603
Laxmi Organic Industries Ltd.	222,903	641,516
Navin Fluorine International Ltd.	77,962	2,983,165
Neogen Chemicals Ltd.	32,034	569,361
NOCIL Ltd.	236,216	717,147
Paradeep Phosphates Ltd., NVS(b)	843,595	708,886
PCBL Ltd.	441,568	1,246,922
Rain Industries Ltd.	478,648	939,019
Rallis India Ltd.	237,034	730,040
Rashtriya Chemicals & Fertilizers Ltd.	359,292	664,429
Rossari Biotech Ltd.	43,331	358,411
Sumitomo Chemical India Ltd.	304,956	1,697,058
Supreme Petrochem Ltd., NVS	173,108	1,348,426
Tata Chemicals Ltd.	332,252	4,103,341
Vinati Organics Ltd.	67,273	1,404,727
		74,085,442
Commercial Services & Supplies — 0.5%
CMS Info Systems Ltd.	382,338	2,034,461
Doms Industries Ltd.(a)	36,778	848,366
ION Exchange India Ltd., NVS.	206,812	1,265,871
SIS Ltd.(a)	118,187	573,384
		4,722,082
Communications Equipment — 0.5%
Astra Microwave Products Ltd.	121,396	1,264,573
Sterlite Technologies Ltd.	629,909	960,195
Tejas Networks Ltd.(a)(b)	155,913	2,081,149
		4,305,917
Construction & Engineering — 5.5%
Ahluwalia Contracts India Ltd.	79,030	1,110,168
Ashoka Buildcon Ltd.(a)	335,129	737,801
Dilip Buildcon Ltd.(b)	90,290	439,058
Engineers India Ltd.	660,249	1,969,839
G R Infraprojects Ltd.(a)	60,305	1,166,071
HG Infra Engineering Ltd.	42,003	761,178
Hindustan Construction Co. Ltd.(a)	3,040,728	1,349,506
IRB Infrastructure Developers Ltd., NVS	3,153,379	2,504,342
IRCON International Ltd.(b)	858,766	2,790,797
ITD Cementation India Ltd.	203,050	979,106
J Kumar Infraprojects Ltd.	92,275	834,548
Kalpataru Projects International Ltd.	254,928	3,661,948
KEC International Ltd.	336,248	2,979,184
KNR Constructions Ltd.	366,755	1,398,466
Man Infraconstruction Ltd.	295,740	665,910
NBCC India Ltd.	1,635,083	2,794,225
NCC Ltd./India	1,065,719	3,674,386
Patel Engineering Ltd.(a)	998,566	739,994
PNC Infratech Ltd.	301,660	1,876,683
Power Mech Projects Ltd.	16,360	909,761
Praj Industries Ltd.	311,964	1,949,456

Security	Shares	Value

Construction & Engineering (continued)
Sterling and Wilson Renewable(a)	243,572	$2,053,040
Techno Electric & Engineering Co. Ltd.	110,066	1,869,051
Voltas Ltd.	558,381	9,103,864
Waaree Renewable Technologies Ltd., NVS	32,143	921,493
		49,239,875
Construction Materials — 1.7%
Birla Corp. Ltd.	70,620	1,194,676
HeidelbergCement India Ltd.	155,439	376,839
India Cements Ltd. (The)(a)	329,965	809,984
JK Cement Ltd.	91,039	4,228,113
JK Lakshmi Cement Ltd.	153,361	1,444,479
Kesoram Industries Ltd.(a)	292,419	633,944
Nuvoco Vistas Corp. Ltd.(a)	262,686	990,585
Orient Cement Ltd.	272,496	674,840
Prism Johnson Ltd.(a)	338,748	609,202
Ramco Cements Ltd. (The)	277,790	2,472,231
Rhi Magnesita India Ltd.	162,815	1,380,473
Star Cement Ltd.(a)	267,929	683,648
		15,499,014
Consumer Finance — 2.4%
Cholamandalam Financial Holdings Ltd.	245,683	3,191,707
CreditAccess Grameen Ltd.(a)	145,962	2,315,231
Five-Star Business Finance Ltd., NVS(a)	305,868	2,774,544
Fusion Micro Finance Ltd., NVS(a)	119,662	653,971
Mahindra & Mahindra Financial Services Ltd.	1,288,741	4,137,715
Manappuram Finance Ltd.	1,436,989	2,911,552
MAS Financial Services Ltd.(b)	132,295	457,733
Paisalo Digital Ltd.	1,301,966	983,378
Poonawalla Fincorp Ltd.	607,168	3,278,589
SBFC Finance Ltd., NVS(a)	573,922	559,412
Spandana Sphoorty Financial Ltd.(a)	64,314	583,354
		21,847,186
Consumer Staples Distribution & Retail — 0.1%
Medplus Health Services Ltd.(a)	151,048	1,322,895

Containers & Packaging — 0.3%
AGI Greenpac Ltd.	59,566	465,628
EPL Ltd.	330,977	724,055
Jai Corp. Ltd.	116,046	398,150
Time Technoplast Ltd.	257,764	850,760
		2,438,593
Diversified Consumer Services — 0.1%
NIIT Learning Systems Ltd., NVS	198,031	987,044

Diversified Telecommunication Services — 0.5%
HFCL Ltd.	1,870,784	2,334,988
Railtel Corp. of India Ltd.	251,334	1,250,194
Tata Teleservices Maharashtra Ltd.(a)	1,255,126	1,123,881
		4,709,063
Electric Utilities — 0.8%
CESC Ltd.	1,539,714	2,724,268
Reliance Infrastructure Ltd.(a)	565,840	1,128,523
SJVN Ltd.	2,051,172	3,446,854
		7,299,645
Electrical Equipment — 4.6%
Amara Raja Energy & Mobility Ltd.	286,414	4,055,718
Elecon Engineering Co. Ltd.	102,823	1,368,370
Finolex Cables Ltd.	179,715	3,094,962
GE T&D India Ltd.(a)	167,371	2,727,683
Graphite India Ltd.	175,187	1,190,467
HBL Power Systems Ltd.	289,533	1,725,689

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
HEG Ltd.	34,672	$955,075
Hitachi Energy India Ltd.	27,713	3,576,448
Inox Wind Ltd.(a)	269,181	481,956
Inox Wind Ltd., NVS	923,577	1,653,623
KEI Industries Ltd.	153,287	7,542,964
Olectra Greentech Ltd.	106,644	2,239,445
RR Kabel Ltd., NVS	70,049	1,449,339
Schneider Electric Infrastructure Ltd.(a)	125,996	1,038,596
TD Power Systems Ltd.	268,014	1,080,392
Transformers & Rectifiers India Ltd.	42,763	358,616
Triveni Turbine Ltd.	373,508	2,628,894
V-Guard Industries Ltd.	512,191	2,276,132
Voltamp Transformers Ltd.	17,182	2,321,508
		41,765,877
Electronic Equipment, Instruments & Components — 1.2%
Avalon Technologies Ltd., NVS(a)(b)	70,849	413,893
Cyient DLM Ltd., NVS(a)	63,641	481,857
Genus Power Infrastructures Ltd.	234,331	884,626
Kaynes Technology India Ltd., NVS(a)	66,393	2,691,636
PG Electroplast Ltd.(a)	30,426	946,709
Redington Ltd.	1,532,996	3,650,373
Syrma SGS Technology Ltd.	161,285	930,903
Zen Technologies Ltd.	87,471	1,015,641
		11,015,638
Entertainment — 0.6%
Nazara Technologies Ltd.(a)	75,483	636,375
PVR Inox Ltd.(a)	192,415	3,026,336
Saregama India Ltd.	201,507	1,215,892
Tips Industries Ltd.	88,911	444,229
		5,322,832
Financial Services — 4.3%
Aavas Financiers Ltd.(a)	151,991	2,908,745
Aptus Value Housing Finance India Ltd.	458,812	1,650,002
Can Fin Homes Ltd.	209,325	1,827,440
Home First Finance Co. India Ltd.(b)	115,488	1,134,080
Housing & Urban Development Corp. Ltd.	761,443	2,497,664
IFCI Ltd.(a)	1,626,008	1,133,332
IIFL Finance Ltd.	608,788	2,914,438
Indiabulls Housing Finance Ltd.	965,610	1,827,583
Indian Renewable Energy Development Agency Ltd., NVS(a)	1,751,053	3,889,086
Infibeam Avenues Ltd.	2,901,418	1,043,632
L&T Finance Ltd.	1,956,798	3,593,221
LIC Housing Finance Ltd.	789,092	5,993,465
One 97 Communications Ltd., NVS(a)	740,234	3,199,178
Piramal Enterprises Ltd.	264,104	2,520,603
PNB Housing Finance Ltd.(a)(b)	271,811	2,358,608
		38,491,077
Food Products — 1.4%
Avanti Feeds Ltd.	109,252	669,977
Balrampur Chini Mills Ltd.	313,172	1,419,854
Bikaji Foods International Ltd.	166,782	1,188,070
Bombay Burmah Trading Co.	45,602	803,220
CCL Products India Ltd.	194,170	1,332,731
Dodla Dairy Ltd., NVS(a)	55,006	572,227
Gujarat Ambuja Exports Ltd.	367,338	633,321
Hindustan Foods Ltd.(a)	90,326	527,967
Kaveri Seed Co. Ltd.	48,546	493,116
KRBL Ltd.	119,465	382,441
LT Foods Ltd.	316,235	779,931
Mrs Bectors Food Specialities Ltd.	75,993	1,153,495

Security	Shares	Value

Food Products (continued)
Shree Renuka Sugars Ltd.(a)	1,690,730	$815,128
Triveni Engineering & Industries Ltd.	199,936	787,887
Zydus Wellness Ltd.	41,735	877,162
		12,436,527
Gas Utilities — 1.2%
Gujarat Gas Ltd.	360,253	2,380,382
Gujarat State Petronet Ltd.	736,713	2,562,883
Indraprastha Gas Ltd.	706,821	3,742,361
Mahanagar Gas Ltd.	129,222	2,010,200
		10,695,826
Ground Transportation — 0.1%
VRL Logistics Ltd.	91,740	605,916

Health Care Equipment & Supplies — 0.2%
Poly Medicure Ltd.	75,744	1,636,483

Health Care Providers & Services — 3.0%
Aster DM Healthcare Ltd.(b)	448,477	1,960,082
Dr Lal PathLabs Ltd.(b)	98,066	3,115,253
Fortis Healthcare Ltd.	1,259,367	7,162,012
Global Health Ltd., NVS(a)	209,082	2,991,330
HealthCare Global Enterprises Ltd.(a)	110,741	479,252
Jupiter Life Line Hospitals Ltd.(a)	49,610	701,069
Krishna Institute Of Medical Sciences Ltd.(a)(b)	126,008	2,756,623
Metropolis Healthcare Ltd.(b)	67,402	1,542,236
Narayana Hrudayalaya Ltd.	185,984	2,651,382
Rainbow Children’s Medicare Ltd.	130,425	2,033,409
Vijaya Diagnostic Centre Pvt Ltd.	121,935	1,188,868
		26,581,516
Hotels, Restaurants & Leisure — 1.9%
Chalet Hotels Ltd.(a)	193,709	1,822,801
Devyani International Ltd.(a)	1,082,176	2,001,151
Easy Trip Planners Ltd., NVS	1,420,837	715,618
EIH Ltd.	565,408	2,926,250
Juniper Hotels Ltd.(a)	105,770	548,673
Lemon Tree Hotels Ltd.(a)(b)	1,218,172	1,994,023
Mahindra Holidays & Resorts India Ltd.(a)	190,729	920,956
Restaurant Brands Asia Ltd.(a)	875,887	1,074,573
Sapphire Foods India Ltd.(a)	112,943	1,964,724
Thomas Cook India Ltd.	429,654	1,070,387
Westlife Foodworld Ltd.	163,412	1,628,088
Wonderla Holidays Ltd.	44,505	449,482
		17,116,726
Household Durables — 3.1%
Amber Enterprises India Ltd.(a)	48,501	2,099,237
Bajaj Electricals Ltd.	105,510	1,164,612
Cello World Ltd., NVS(a)	135,007	1,372,309
Crompton Greaves Consumer Electricals Ltd.	1,675,560	7,876,192
Dixon Technologies India Ltd.	85,734	9,649,417
LA Opala RG Ltd.	103,386	383,727
Orient Electric Ltd.	337,474	919,005
Sheela Foam Ltd.(a)	1,800	19,130
Symphony Ltd.	44,517	578,345
TTK Prestige Ltd.	110,219	896,736
Whirlpool of India Ltd.	164,228	2,947,085
		27,905,795
Household Products — 0.2%
Jyothy Labs Ltd.	384,819	1,852,969

Independent Power and Renewable Electricity Producers — 1.2%
Jaiprakash Power Ventures Ltd.(a)	8,947,084	2,068,693
KPI Green Energy Ltd.(b)	63,892	1,395,238

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
NLC India Ltd.	893,916	$2,540,973
PTC India Ltd.	544,807	1,369,819
RattanIndia Power Ltd.(a)	6,318,292	1,452,941
Reliance Power Ltd.(a)	6,827,218	2,012,429
		10,840,093
Industrial Conglomerates — 1.2%
3M India Ltd.	7,384	2,953,290
Apar Industries Ltd.	47,014	4,456,901
Balmer Lawrie & Co. Ltd.	158,761	513,429
Godrej Industries Ltd.(a)	176,422	1,664,010
Jaiprakash Associates Ltd.(a)	3,138,846	583,583
Nava Ltd.	172,364	1,005,430
		11,176,643
Insurance — 1.2%
Max Financial Services Ltd.(a)	675,746	7,441,778
Religare Enterprises Ltd.(a)	263,430	647,951
Star Health & Allied Insurance Co. Ltd.(a)	449,956	2,805,933
		10,895,662
Interactive Media & Services — 0.1%
Just Dial Ltd.(a)	55,284	618,551

IT Services — 2.4%
Coforge Ltd.	153,042	9,151,564
Cyient Ltd.	217,019	4,521,987
Happiest Minds Technologies Ltd.	179,554	1,702,432
Hinduja Global Solutions Ltd.	37,683	373,806
Mastek Ltd.	41,223	1,179,625
Sonata Software Ltd.	439,723	2,718,229
Zensar Technologies Ltd.	295,917	2,168,049
		21,815,692
Life Sciences Tools & Services — 0.4%
Syngene International Ltd.(b)	471,244	3,798,655

Machinery — 6.9%
Action Construction Equipment Ltd.	108,469	1,868,418
AIA Engineering Ltd.	110,907	4,893,823
Azad Engineering Ltd., NVS	29,607	530,485
BEML Ltd., (Acquired 09/19/22, Cost: $1,267,158)(c)	48,871	2,582,883
Cochin Shipyard Ltd., NVS(b)	205,553	4,800,973
Craftsman Automation Ltd.	22,039	1,118,602
Elgi Equipments Ltd.	497,142	3,642,655
ESAB India Ltd.	11,988	764,358
Force Motors Ltd.	11,995	1,258,292
GMM Pfaudler Ltd.	87,487	1,295,112
Grindwell Norton Ltd.	116,144	3,565,242
Happy Forgings Ltd.(a)	58,294	779,418
Ingersoll Rand India Ltd.	20,755	1,080,169
Inox India Ltd., NVS	51,162	772,261
ISGEC Heavy Engineering Ltd.	67,297	868,936
Jain Irrigation Systems Ltd.(a)	787,830	572,658
Jamna Auto Industries Ltd.	514,672	745,089
Jupiter Wagons Ltd., NVS	320,625	2,316,129
Kennametal India Ltd.	14,429	636,028
Kirloskar Brothers Ltd.	62,400	1,288,104
Kirloskar Oil Engines Ltd.	208,022	3,112,970
Kirloskar Pneumatic Co. Ltd., NVS	93,050	1,368,675
KSB Ltd.(a)	32,265	1,833,834
Lakshmi Machine Works Ltd.	9,875	1,886,224
Lloyds Engineering Works Ltd., NVS	1,335,087	1,044,429
MTAR Technologies Ltd.(a)	51,132	1,106,283
Rolex Rings Ltd.(a)	32,140	905,023
SKF India Ltd.	64,452	4,626,773

Security	Shares	Value

Machinery (continued)
Tega Industries Ltd., NVS	42,891	$766,267
Texmaco Rail & Engineering Ltd.	514,116	1,225,244
Timken India Ltd.	78,369	3,713,636
Titagarh Rail System Ltd.	209,335	3,555,308
Vesuvius India Ltd.	21,216	1,394,677
		61,918,978
Marine Transportation — 0.1%
Shipping Corp. of India Ltd.	427,817	1,262,195

Media — 1.0%
Affle India Ltd.(a)	148,431	2,026,439
Brightcom Group Ltd.(a)	2,517,240	331,727
DB Corp. Ltd.	119,682	434,791
Network18 Media & Investments Ltd.(a)	423,794	406,097
Sun TV Network Ltd.	205,661	1,619,888
TV18 Broadcast Ltd.(a)	1,145,315	576,908
Zee Entertainment Enterprises Ltd.(a)	2,126,583	3,794,073
		9,189,923
Metals & Mining — 3.3%
Godawari Power and Ispat Ltd.	124,064	1,439,479
Gravita India Ltd.	54,496	704,566
Hindustan Copper Ltd.	629,884	2,692,099
Jai Balaji Industries Ltd., NVS(a)	86,593	902,078
Jindal Saw Ltd.	291,498	1,886,632
Kirloskar Ferrous Industries Ltd.	128,403	1,054,959
Maharashtra Seamless Ltd.	103,664	814,761
Mishra Dhatu Nigam Ltd.(b)	120,289	623,998
MOIL Ltd.	159,498	963,306
National Aluminium Co. Ltd.	2,150,441	4,947,036
NMDC Steel Ltd., NVS(a)	1,911,447	1,379,697
Orissa Minerals Development Co. Ltd. (The)(a)	5,370	363,514
PTC Industries Ltd., NVS(a)	7,702	772,506
Ramkrishna Forgings Ltd.	212,919	1,700,210
Ratnamani Metals & Tubes Ltd.	73,296	2,988,027
Sandur Manganese & Iron Ores Ltd. (The)	107,959	684,725
Sarda Energy & Minerals Ltd., NVS	225,243	604,325
Shivalik Bimetal Controls Ltd., NVS	62,181	378,113
Shyam Metalics & Energy Ltd.	145,516	1,066,331
Surya Roshni Ltd., NVS	86,121	600,733
Usha Martin Ltd.	397,643	1,741,045
Welspun Corp. Ltd.	239,152	1,580,635
		29,888,775
Office REITs — 1.5%
Brookfield India Real Estate Trust(b)	515,751	1,609,383
Embassy Office Parks REIT	2,225,973	9,329,906
Mindspace Business Parks REIT(b)	546,498	2,243,967
		13,183,256
Oil, Gas & Consumable Fuels — 1.0%
Aegis Logistics Ltd.	366,119	3,108,548
Chennai Petroleum Corp. Ltd.	134,626	1,482,695
Great Eastern Shipping Co. Ltd. (The)	260,780	3,370,122
Gujarat Mineral Development Corp. Ltd.	204,548	963,874
		8,925,239
Paper & Forest Products — 0.7%
Century Plyboards India Ltd.	144,951	1,129,699
Century Textiles & Industries Ltd.	129,392	3,133,137
Greenpanel Industries Ltd.	166,831	591,556
JK Paper Ltd.	197,636	914,541
West Coast Paper Mills Ltd.	70,904	506,057
		6,274,990

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Passenger Airlines — 0.1%
SpiceJet Ltd.(a)	634,272	$431,298

Personal Care Products — 0.7%
Emami Ltd.	515,342	3,867,979
Gillette India Ltd.	15,124	1,293,448
Honasa Consumer Ltd., NVS(a)	291,369	1,541,814
		6,703,241
Pharmaceuticals — 6.3%
Aarti Drugs Ltd.	85,959	492,390
Aarti Pharmalabs Ltd., NVS	105,487	713,222
Aether Industries Ltd., NVS(a)	71,902	693,989
Ajanta Pharma Ltd.	114,880	3,209,856
Alembic Pharmaceuticals Ltd.	129,308	1,430,972
AMI Organics Ltd.	39,840	581,616
AstraZeneca Pharma India Ltd.	13,155	975,373
Caplin Point Laboratories Ltd.	49,191	760,582
Concord Biotech Ltd., NVS(a)	66,631	1,168,240
Eris Lifesciences Ltd.(a)(b)	125,139	1,374,941
FDC Ltd./India(a)	137,199	711,370
Gland Pharma Ltd.(a)(b)	77,425	1,710,993
GlaxoSmithKline Pharmaceuticals Ltd.	110,621	3,473,888
Glenmark Life Sciences Ltd.	62,972	630,880
Glenmark Pharmaceuticals Ltd.	368,369	5,124,205
Granules India Ltd.	316,099	1,586,273
Hikal Ltd.	100,875	344,608
Ipca Laboratories Ltd.	363,588	5,017,028
JB Chemicals & Pharmaceuticals Ltd., NVS	182,718	3,879,670
Jubilant Pharmova Ltd., Class A	164,373	1,356,558
Laurus Labs Ltd.(b)	914,361	4,591,659
Marksans Pharma Ltd.	527,399	940,125
Natco Pharma Ltd.	210,173	2,521,427
Neuland Laboratories Ltd.	20,143	1,458,156
Orchid Pharma Ltd.(a)	37,196	446,818
Piramal Pharma Ltd., NVS(a)	1,532,573	2,727,002
Procter & Gamble Health Ltd.	20,130	1,134,546
Sanofi India Ltd.	21,053	2,178,635
Shilpa Medicare Ltd.(a)	101,419	590,012
Strides Pharma Science Ltd.	152,343	1,572,608
Sun Pharma Advanced Research Co. Ltd.(a)	170,460	422,815
Suven Pharmaceuticals Ltd.(a)	268,197	1,988,572
Wockhardt Ltd.(a)	177,078	1,125,857
		56,934,886
Professional Services — 1.5%
BLS International Services Ltd.	265,703	992,481
Computer Age Management Services Ltd.	115,277	4,813,784
eClerx Services Ltd.	57,767	1,522,673
eMudhra Ltd.	71,593	653,179
Firstsource Solutions Ltd.	829,029	1,823,505
Latent View Analytics Ltd.(a)	136,240	780,617
Quess Corp. Ltd.(b)	150,167	1,022,711
RITES Ltd.	125,778	1,053,745
TeamLease Services Ltd.(a)	31,343	1,096,339
		13,759,034
Real Estate Management & Development — 1.7%
Anant Raj Ltd.	304,255	1,409,795
Brigade Enterprises Ltd.	302,274	4,651,264
Hemisphere Properties India Ltd.(a)	229,081	547,920
Indiabulls Real Estate Ltd.(a)	1,151,645	1,843,630
Mahindra Lifespace Developers Ltd.	204,555	1,418,681
NESCO Ltd.	56,568	578,087
Puravankara Ltd.	133,683	648,386

Security	Shares	Value

Real Estate Management & Development (continued)
Sobha Ltd.	99,419	$2,268,574
Sunteck Realty Ltd.	138,355	781,676
TARC Ltd.(a)	233,664	471,552
Valor Estate Ltd.(a)	347,311	848,323
		15,467,888
Semiconductors & Semiconductor Equipment — 0.1%
Borosil Renewables Ltd.(a)	140,903	796,800

Software — 2.2%
Birlasoft Ltd.	432,142	3,139,130
CE Info Systems Ltd.	35,312	813,185
Intellect Design Arena Ltd.	214,832	2,369,220
KPIT Technologies Ltd.	428,585	7,501,235
Newgen Software Technologies Ltd.	164,285	1,810,008
Rategain Travel Technologies Ltd.(a)	135,363	1,138,354
Route Mobile Ltd.	66,199	1,172,065
Tanla Platforms Ltd.	172,256	1,899,412
		19,842,609
Specialty Retail — 0.8%
Aditya Birla Fashion and Retail Ltd.(a)	918,554	3,167,591
Arvind Fashions Ltd.	144,609	763,784
Electronics Mart India Ltd., NVS(a)	243,551	587,512
Ethos Ltd., NVS(a)	24,715	723,761
Go Fashion India Ltd.(a)	72,260	837,249
Redtape Ltd./India(a)	91,776	802,672
Thanga Mayil Jewellery Ltd., NVS	26,681	397,187
		7,279,756
Technology Hardware, Storage & Peripherals — 0.1%
Netweb Technologies India Ltd., NVS(a)	36,648	1,032,822

Textiles, Apparel & Luxury Goods — 3.3%
Alok Industries Ltd.(a)	3,200,564	980,221
Arvind Ltd.	368,627	1,670,717
Bata India Ltd.	134,916	2,211,922
Campus Activewear Ltd.(a)	223,732	743,640
Garware Technical Fibres Ltd.	24,269	1,011,077
Gokaldas Exports Ltd.	150,268	1,529,367
Indo Count Industries Ltd.	183,051	738,300
Kalyan Jewellers India Ltd.	800,823	3,736,515
Klass Pack Ltd., NVS	39,477	45,257
KPR Mill Ltd.	223,468	2,060,267
PDS Ltd.	71,154	352,486
Rajesh Exports Ltd.(a)	222,480	791,568
Raymond Ltd.	86,879	2,301,622
Relaxo Footwears Ltd.	196,975	1,863,395
Safari Industries India Ltd.	56,667	1,338,455
Swan Energy Ltd.	293,095	2,020,998
Trident Ltd.	3,330,929	1,458,453
Vaibhav Global Ltd.	134,476	546,463
Vardhman Textiles Ltd.	266,658	1,444,280
Vedant Fashions Ltd.	85,292	1,066,006
VIP Industries Ltd.	171,446	1,002,687
Welspun Living Ltd.	503,374	823,149
		29,736,845
Tobacco — 0.2%
Godfrey Phillips India Ltd.	31,929	1,488,052
VST Industries Ltd.	9,840	476,137
		1,964,189
Trading Companies & Distributors — 0.4%
IndiaMART Intermesh Ltd.(b)	70,688	2,051,060
MSTC Ltd.	56,794	607,525

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Sanghvi Movers Ltd.	44,176	$580,069
		3,238,654
Transportation Infrastructure — 0.2%
Gujarat Pipavav Port Ltd.	699,784	1,631,123

Water Utilities — 0.1%
VA Tech Wabag Ltd.(a)	101,195	1,188,148

Total Common Stocks — 99.3%
(Cost: $680,598,104)		894,708,191

Preferred Stocks

Automobile Components — 0.0%
Sundaram Clayton Ltd., Preference Shares	7,035	758

Total Preferred Stocks — 0.0%
(Cost: $410)		758

Total Investments — 99.3%
(Cost: $680,598,514)		894,708,949

Other Assets Less Liabilities — 0.7%		6,663,327

Net Assets — 100.0%		$901,372,276

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,582,883, representing 0.3% of its net assets as of period end, and an original cost of $1,267,158.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$495,527	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IFSC Nifty 50 Index	53	06/27/24	$2,408	$(2,011)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$63,476,161	$831,232,030	$—	$894,708,191
Preferred Stocks	—	758	—	758
	$63,476,161	$831,232,788	$—	$894,708,949
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(2,011)	$—	$(2,011)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust